Operating Leases - Component of Lease Cost and Supplemental information (Details) $ in Thousands	3 Months Ended
Mar. 31, 2020 USD ($)
Operating Leases
Operating lease costs	$ 919
Short-term lease costs	100
Variable lease costs	512
Total lease costs	$ 1,531
Remaining lease term	5 years 6 months
Discount rate	4.80%
Cash paid for the amounts included in the measurement of lease liabilities	$ 846
Maximum
Operating Leases
Remaining lease term	6 years